Expense Example {- Fidelity Total Emerging Markets Fund} - 10.31 Fidelity Total Emerging Markets Fund - AMCIZ PRO-13 - Fidelity Total Emerging Markets Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Total Emerging Markets Fund: Class A
Expense Example:
1 year	$ 709
3 years	993
5 years	1,297
10 years	2,158
Fidelity Advisor Total Emerging Markets Fund: Class M
Expense Example:
1 year	518
3 years	870
5 years	1,246
10 years	2,299
Fidelity Advisor Total Emerging Markets Fund: Class C
Expense Example:
1 year	317
3 years	670
5 years	1,149
10 years	2,472
Fidelity Advisor Total Emerging Markets Fund: Class I
Expense Example:
1 year	113
3 years	353
5 years	612
10 years	1,352
Fidelity Advisor Total Emerging Markets Fund: Class Z
Expense Example:
1 year	100
3 years	312
5 years	542
10 years	$ 1,201